RESTATEMENT OF CONSOLIDATED FINANCIAL STATEMENTS (Details Textual) - USD ($)	Apr. 30, 2015	Jul. 31, 2014	Jul. 31, 2013
Common Stock, Value, Subscriptions	$ (317,000)	$ (317,000)
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common Stock, Shares, Issued	598,042,000	598,042,000	8,000,000
Common Stock, Shares, Outstanding	598,042,000	598,042,000	8,000,000